Note Payable to Related Parties (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Note Payable To Related Parties Details 1
Beginning Balance	$ 90,822
Accrued interest	16,398
Forgiveness of accrued interest	$ (107,220)
Ending Balance		$ 90,822